OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2012	2011

Prepaid expenses	$2,772	$3,288
Government authorities	1,284	1,043
Short-term lease deposits	211	188
Foreign currency derivative contracts	1,702	368
Grants receivable from the OCS	224	556
Others	622	507

	$6,815	$5,950